Schedule of Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Balance, August 31, 2020	$ 636,942
Balance, August 31, 2021	9,488,848	$ 636,942
Previously Reported [Member]
Balance, August 31, 2020	636,942	623,081
Foreign currency translation adjustment	(182,419)	13,861
Goodwill acquired with purchase of business	8,726,949
Impairment of goodwill	(99,593)
Balance, August 31, 2021	9,081,879	636,942
Rockland [Member]
Balance, August 31, 2020	222,546	217,703
Foreign currency translation adjustment	7,047	4,843
Goodwill acquired with purchase of business
Impairment of goodwill
Balance, August 31, 2021	229,593	222,546
Acenzia [Member]
Balance, August 31, 2020
Foreign currency translation adjustment	(202,427)
Goodwill acquired with purchase of business	8,726,949
Impairment of goodwill
Balance, August 31, 2021	8,524,522
APKA [Member]
Balance, August 31, 2020	191,850	187,675
Foreign currency translation adjustment	6,075	4,175
Goodwill acquired with purchase of business
Impairment of goodwill
Balance, August 31, 2021	197,925	191,850
EFL [Member]
Balance, August 31, 2020	222,546	217,703
Foreign currency translation adjustment	6,886	4,843
Goodwill acquired with purchase of business
Impairment of goodwill	(99,593)
Balance, August 31, 2021	$ 129,839	$ 222,546